14. Correction of Prior Period Net Loss Attributable to Non-Controlling Interest (Tables) (September 30, 2019)	9 Months Ended
Sep. 30, 2019
Accounting Changes and Error Corrections [Abstract]
Accounting changes impact of error
	For the Six Months Ended June 30, 2018
	As Previously Reported	Adjustment	As Restated
Net Loss	$(17,612,354)	$–	$(17,612,354)
Net loss attributed to non-controlling interest	2,803,922	(2,476,820)	327,102
Net Loss Attributable to Parent	$(14,808,432)	$(2,476,820)	$(17,285,252)
Comprehensive Loss:
Net loss	$(17,612,354)	$–	$(17,612,354)
Other comprehensive loss:
Foreign currency translation gain (loss)	(183,027)	–	(183,027)
Total Comprehensive Loss	(17,795,381)	–	(17,795,381)
Less: comprehensive loss attributable to
non-controlling interest	2,803,922	(2,476,820)	327,102
Comprehensive loss attributable to Parent	$(14,991,459)	$(2,476,820)	$(17,468,279)